SUNSTONE FINANCIAL GROUP, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/271-5885
                                Fax: 414/271-9717


May 16, 2001


VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Haven Capital Management Trust
         (33-76670; 811-8428)


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of the Haven Capital Management Trust, a registered management investment company (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 12 which was filed with the Commission on February 26, 2001 and which became effective on February 26, 2001. The text of Post-Effective Amendment No. 12 was filed electronically.

Please do not hesitate to contact the undersigned at 414/271-5885 if you have any questions or comments concerning this filing.

Sincerely,


/s/Constance Dye Shannon
Senior Counsel